COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Aug. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations
The following table sets forth the company’s estimates of future payments under contracts as of Aug. 31, 2013.

	Payments Due by Fiscal Year Ending Aug. 31,
(Dollars in millions)	Total	2014	2015	2016	2017	2018	2019 beyond
Total Debt, including Capital Lease Obligations	$2,112	$51	$15	$309	$1	$301	$1,435
Interest Payments Relating to Long-Term Debt and Capital Lease Obligations(1)	1,471	92	92	92	84	84	1,027
Operating Lease Obligations	508	113	85	71	59	53	127
Purchase Obligations:
Uncompleted additions to property	112	84	3	25	—	—	—
Commitments to purchase inventories	2,474	1,441	271	251	225	227	59
Commitments to purchase breeding research	660	55	55	55	55	55	385
R&D alliances and joint venture obligations	133	41	23	20	17	14	18
Other purchase obligations	8	6	1	1	—	—	—
Other Liabilities:
Postretirement liabilities(2)	92	92	—	—	—	—	—
Unrecognized tax benefits(3)	110	—	—	—	—	—	—
Other liabilities	181	23	20	10	6	6	116
Total Contractual Obligations	$7,861	$1,998	$565	$834	$447	$740	$3,167

(1)	For variable rate debt, interest is calculated using the applicable rates as of Aug. 31, 2013.

(2)
Includes the company’s planned pension and other postretirement benefit contributions for 2014. The actual amounts funded in 2014 may differ from the amounts listed above. Contributions in 2015 through 2019 are excluded as those amounts are unknown. Refer to Note 18 — Postretirement Benefits — Pensions and Note 19 — Postretirement Benefits — Health Care and Other Postemployment Benefits — for more information.

(3)
Unrecognized tax benefits relate to uncertain tax positions recorded under the Income Taxes topic of the ASC. The company is unable to reasonably predict the timing of tax settlements, as tax audits can involve complex issues and the resolution of those issues may span multiple years, particularly if subject to negotiation or litigation. See Note 14 — Income Taxes — for more information.

Trade Receivables By Customer Concentration
The following table sets forth Monsanto’s gross trade receivables as of Aug. 31, 2013, and Aug. 31, 2012, by significant customer concentrations:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Europe-Africa(1)	$504	$416
U.S. Agricultural Product Distributors	455	674
Argentina(1)	298	257
Asia-Pacific(1)	151	195
Mexico(1)	132	128
Brazil(1)	101	120
Canada(1)	23	59
Other	119	112
Gross Trade Receivables	1,783	1,961
Less: Allowance for Doubtful Accounts	(68)	(64)
Net Trade Receivables	$1,715	$1,897

(1)	Represents customer receivables within the specified geography.

Discounted and Undiscounted Environmental And Litigation Liabilities
The following table provides a detailed summary of the discounted and undiscounted amounts included in the reserve for environmental and litigation liabilities:

(Dollars in millions)
Aggregate Undiscounted Amount	$131
Discounted Portion:
Expected payment (undiscounted) for:
2014	23
2015	20
2016	10
2017	6
2018	6
Undiscounted aggregate expected payments after 2018	116
Aggregate Amount to be Discounted as of Aug. 31, 2013	181
Discount, as of Aug. 31, 2013	(41)
Aggregate Discounted Amount Accrued as of Aug. 31, 2013	$140
Total Environmental and Litigation Reserve as of Aug. 31, 2013	$271

Environmental And Litigation Liabilities
Changes in the environmental and litigation liabilities for fiscal years 2011, 2012 and 2013 are as follows:

Balance at Aug. 31, 2010	$255
Payments	(53)
Accretion	11
Adjustments to liabilities recognized in fiscal year 2011	52
Balance at Aug. 31, 2011	$265
Payments	(53)
Accretion	6
Adjustments to liabilities recognized in fiscal year 2012	52
Balance at Aug. 31, 2012	$270
Payments	(35)
Accretion	5
Adjustments to liabilities recognized in fiscal year 2013	31
Total Environmental and Litigation Reserve as of Aug. 31, 2013	$271